Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Compensation

30. Share-based compensation

On December 15, 2022, the Board of Directors approved a Long-Term Incentive Plan including two sub-plans, the Restricted Shares Plan 2023-2027 and the Performance Shares Plan 2023-2027, with a duration of 5 years, running from January 1, 2023 until December 31, 2027. Both sub-plans are divided into three cycles, from January 2023 to December 2025 (“First Vesting Period”); from January 2024 to December 2026 (“Second Vesting Period”); and from January 2025 to December 2027 (“Third Vesting Period”).

On January 3, 2023 and on January 3, 2024 the beneficiaries of the new Long Term Incentive Plan received a letter that granted them the right to obtain the transfer free of charge of a certain number of shares for the First Vesting Period and the Second Vesting Period, respectively, if the underlying conditions were met.

The Restricted Shares Plan forms part of Stevanato Group’s long-term remuneration policy wherein Restricted Shares represent, for the First and Second Vesting Periods, 50% of a beneficiary's grant target pay opportunity, while Performance Shares represent the other 50% of the beneficiary's grant target pay opportunity. For the Third Vesting Period, the Company will determine the specific mix of Performance and Restricted Shares.

For each vesting period, the granting of awards under the Restricted Shares Plan is subject to the satisfaction of the following presence condition: shares shall not vest unless, at the end of the presence period related to each installment (3 equal annual installments), the relationship between the participant and Stevanato Group is still in existence, unless otherwise agreed by the Chief Executive Officer. The presence period for each participant varies according to each participant's vesting schedule and is identified with the period between the grant of rights date and each installment-vesting schedule.

The right to the award of shares under the Performance Shares Plan, for each vesting period (3 years cliff vesting), is subject to the positive outcome of the determination of the Board of Directors relating to two different performance targets:

I. Revenue Growth Performance Criterion: 50% of the target number of shares shall vest if the Group achieves the targets in relation to the revenue growth performance criterion;

II. ROIC Performance Criterion: 50% of the target number of shares shall vest if the Group achieves the targets in relation to the ROIC Performance Criterion. ROIC is calculated as Net Operating Profit After Taxes divided by Average Invested Capital (average of the beginning and end of each fiscal year).

The performance target level, minimum target, overachievement target and maximum target of each performance criterion, for each vesting period, were communicated to the beneficiaries with the grant letter. In case of overperformance, the percentage of shares vested could be up to 200%.

The fair values of the Restricted Share Unit (RSU) and Performance Share Unit (PSU) awards were measured using the share price on the grant date adjusted for expected annual dividend yield of 0.30% and 0.25% respectively, for the First Vesting Period and the Second Vesting Period, as these RSU and PSU awards do not have the right to receive ordinary dividends prior to vesting.

	Long Term Incentive Plan 2023 -2027	Long Term Incentive Plan 2023 -2027	Long Term Incentive Plan 2023 -2027 - further assignments
	Granted in 2023	Granted in 2024	Granted in 2024
Performance Share Units (PSUs)	EUR 16.44	EUR 23.03	EUR 16.92
Restricted Share Units (RSUs) - I Installment	EUR 16.54	EUR 23.16	EUR 17.03 - 17.43 - 18.67
Restricted Share Units (RSUs) - II Installment	EUR 16.49	EUR 23.11	EUR 16.98 - 17.39 - 18.62
Restricted Share Units (RSUs) - III Installment	EUR 16.44	EUR 23.03	EUR 16.92 - 17.34 - 18.56

Changes to the unvested number of PSU and RSU awards under all equity incentive plans of the Group are as follows:

number of shares	Outstanding PSUs	Outstanding RSUs
At January 1, 2023	—	—
Granted (*)	145,670	145,670
Forfeited	(1,390)	(1,390)
At December 31, 2023	144,280	144,280
Granted (**)	84,321	109,037
Forfeited	(42,471)	(40,794)
Vested (***)	—	(40,484)
At December 31, 2024	186,130	172,039

*Granted under the Performance Shares Plan 2023-2027 and the Restricted Shares Plan 2023-2027 for the First Vesting Period

**Granted under the Performance Shares Plan 2023-2027 and the Restricted Shares Plan 2023-2027 for the Second Vesting Period

***The vested shares related to the RSUs I Installment were awarded to the beneficiaries on June 10, 2024

At the Company's shareholders' meeting held on May 22, 2024, the shareholders passed certain resolutions relating to the remuneration of the Company's Board of Directors, with the exception of Mr. Franco Moro, which will include a component in kind represented by the award of ordinary shares of the Company provided that the relevant directors are still in office as of the date of the shareholders' meeting approving the financial statements of the Company for the fiscal year ending December 31, 2024. The fair value of the shares granted to the Board members amounted to EUR 17.85 and was measured using the share price on the grant date adjusted for the present value of the dividend, which they will not receive during the vesting period.

Changes to the unvested number of shares for the share-based compensation of Board members are as follows:

number of shares	Outstanding RSUs
At January 1, 2024	44,996
Granted (*)	22,750
Vested (**)	(44,996)
Forfeited	(3,250)
At December 31, 2024	19,500

*Granted on May 22, 2024

**The vested shares were granted to Board members in 2022 and 2023 and were subject to the condition of tenure until the date of approval of the financial statements of the Company as at December 31, 2023. The vested shares were awarded to the beneficiaries on June 10, 2024.

For the year ended December 31, 2024 and 2023, the Company recognized EUR 2,394 thousand and EUR 2,414 thousand, respectively, as share-based compensation expense and an increase to other reserves within equity in relation to the shares awards to employees and members of the Board of Directors. At December 31, 2024, unrecognized compensation expense amounted to EUR 1,669 thousand (EUR 2,892 thousand at December 31, 2023, based on the assumptions on the date) and is expected to be recognized over the remaining vesting periods through 2025 and 2026 based on current assumptions.